iShares®

iShares, Inc. and iShares Trust

Supplement dated June 27, 2025 (the “Supplement”)

to the currently effective Statement of Additional Information (“SAI”)

for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)

Effective June 30, 2025, Paul Whitehead will no longer be a Portfolio Manager for the Funds and all references to Mr. Whitehead in the SAI will be removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

Appendix A

iShares Asia/Pacific Dividend ETF

iShares China Large-Cap ETF

iShares Core High Dividend ETF

iShares Emerging Markets Dividend ETF

iShares Environmentally Aware Real Estate ETF

iShares Global Clean Energy ETF

iShares Global Equity Factor ETF

iShares Global REIT ETF

iShares International Developed Real Estate ETF

iShares International Equity Factor ETF

iShares International Select Dividend ETF

iShares International Small-Cap Equity Factor ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Value Factor ETF

iShares Select Dividend ETF

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-PM2-0625

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE